CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue	$ 89,422	$ 56,968
Cost of revenue (exclusive of depreciation shown separately below)	24,956	18,358
Gross profit	64,466	38,610
Operating expenses:
Research and development expense	21,475	15,293
Sales and marketing expense	32,069	25,125
General and administrative expense	14,518	12,204
Depreciation	115	58
Amortization of intangibles	1,887	3,123
Total operating expenses	70,064	55,803
Operating loss	(5,598)	(17,193)
Interest expense	(64)	0
Interest expense–related party	(726)	(2,453)
Other income (expense), net	10,086	(59)
Earnings (loss) before income taxes	3,698	(19,705)
Income tax provision	(385)	(555)
Net earnings (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	$ 3,313	$ (20,260)
Per share information attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders:
Basic earnings (loss) per share (USD per share)	$ 0.02	$ (0.14)
Diluted earnings (loss) per share (USD per share)	$ 0.02	$ (0.14)
Stock-based compensation expense by function:
Compensation expense	$ 4,912	$ 2,016
Cost of revenue
Stock-based compensation expense by function:
Compensation expense	20	4
Research and development expense
Stock-based compensation expense by function:
Compensation expense	1,720	460
Sales and marketing expense
Stock-based compensation expense by function:
Compensation expense	322	157
General and administrative expense
Stock-based compensation expense by function:
Compensation expense	$ 2,850	$ 1,395